8. Notes Payable (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gain (loss) on extinguishment of debt	$ 1,051,734	$ (382,976)
Settlement Agreements
Gain (loss) on extinguishment of debt	952,400
Original Bridge Loan
Note converted to equity		75,000
Bridge Loan 1
Note converted to equity	50,000	175,000
Bridge Loan 2
Interest expense	0	303,253
Note converted to equity		160,000
Convertible promissory note - Asher/Goldenrise
Interest expense	2,500
Gain (loss) on extinguishment of debt	(9,948)
Notes payable - other
Note converted to equity	5,000
Other debt conversions
Gain (loss) on extinguishment of debt	$ (33,594)
Stock issued for debt conversions, shares issued	115,637